Land Acquisition (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Land Acquisition [Abstract]
Percentage of earned royalties obligated under agreement after minimum royalty payments	50.00%
Costs of surface lands acquired	$ 0	$ 0	$ 352,650